Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about financial liabilities [Table Text Block]
	Dec. 31, 2024	Dec. 31, 2023
Current
Derivative liabilities	$0.3	$11.8
Equipment financing	16.3	3.3
Agreements with communities recorded at amortized cost	21.7	17.4
Deferred Rosemont acquisition consideration	-	9.7
	38.3	42.2

Non-current
Equipment financing	60.4	7.5
Agreements with communities recorded at amortized cost	46.7	37.5
Wheaton refund liability	7.3	6.7
	114.4	51.7
	$152.7	$93.9

Disclosure of detailed information about changes in financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2023	$42.5
Net additions	17.3
Disbursements	(10.7)
Accretion (note 7f)	4.2
Effects of changes in foreign exchange	1.6
Balance, December 31, 2023	$54.9
Net additions	18.6
Disbursements	(9.1)
Accretion (note 7f)	4.7
Effects of changes in foreign exchange	(0.7)
Balance, December 31, 2024	$68.4